Investment program	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Investment program	Investment program
As of December 31, 2025, the Plan offers Participants 30 investment options, which consist of: 10 target date funds (most of the underlying investments are index funds) and 20 core investment funds, which are composed of six fixed-income funds, nine domestic equity funds (five are index funds), three international equity funds (two are index funds), one emerging markets equity index fund, and the JPMorgan Chase Common Stock Fund.
Effective February 27, 2026, the Target Date 2025 Fund was consolidated into the Target Date Income Fund.
Fund transactions are processed on a daily basis and are recorded at an aggregate level within the Trust Fund. Empower Plan Services, LLC is the third-party administrator and record-keeper.
Participants may elect to direct or change the allocation of their account balances and contributions in the investment funds on a daily basis. Participant requests for fund re-allocations, transfers and distributions are processed on a daily basis using NAV. Changes generally become effective on the same business day if the New York Stock Exchange is open and the request is made before 4 p.m. Eastern Time, or by the close of the New York Stock Exchange, whichever is earlier. Otherwise, the changes generally become effective on the next business day.
The Plan Administrator may place restrictions on investments in the funds and on daily transfers and re-allocations among funds.